Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs, Assets And Liabilities, Quantitative Information [Table Text Block]
The following table shows significant unobservable inputs used in the fair value measurement of level 3 assets and liabilities:

Assets and Liabilities *	Fair Value at December 31, 2012 ($ in millions)	Valuation Technique	Unobservable Inputs	Range	Weighted Average (by fair value)
CLOs	2.4	Discounted Cash Flow- Euro	Assumed Default Rate	1.8% - 5%	<1yr: 1.8% >1yr: 5.0%
			Spread over Euribor	n/a	3300 bps
		Discounted Cash Flow- USD	Assumed Default Rate	1.1% - 3%	<1yr: 1.1% >1yr: 3.0%
			Spread over Libor	n/a	1496 bps

*
Other debt securities of $6.3 million are not included in the table above as they are valued using a cost valuation technique. The note payable of $3.4 million is also not included in the table above as its value is linked to the underlying value of consolidated funds. Both items are more fully discussed in the "Available-for-sale investments" and "Note payable" disclosures above.

Fair Value Of Financial Instruments Held By Consolidated Investments

The carrying value and fair value of financial instruments is presented in the below summary table. The fair value of financial instruments held by consolidated investment products is presented in Note 20, "Consolidated Investment Products."

	December 31, 2012			December 31, 2011
$ in millions	Footnote Reference	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	1	835.5	835.5	727.4	727.4
Available-for-sale investments	4	122.1	122.1	63.5	63.5
Assets held for policyholders	1	1,153.6	1,153.6	1,243.5	1,243.5
Trading investments	4	218.7	218.7	187.5	187.5
Foreign time deposits*	4	31.3	31.3	32.2	32.2
Support agreements*	19, 20	(1.0)	(1.0)	(1.0)	(1.0)
Policyholder payables	1	(1,153.6)	(1,153.6)	(1,243.5)	(1,243.5)
UIT-related financial instruments sold, not yet purchased	3	(1.5)	(1.5)	(1.0)	(1.0)
Note payable	3	(3.4)	(3.4)	(16.8)	(16.8)
Long-term debt*	9	(1,186.0)	(1,204.8)	(1,284.7)	(1,307.5)

____________

*
These financial instruments are not measured at fair value on a recurring basis. See the indicated footnotes for additional information about the carrying and fair values of these financial instruments. Foreign time deposits are measured at cost plus accrued interest, which approximates fair value, and are accordingly classified as Level 2 securities.

Tri-Level Hierarchy, Carrying Value
The following table presents, for each of the hierarchy levels described above, the carrying value of the company's assets and liabilities, including major security type for equity and debt securities, which are measured at fair value on the face of the statement of financial position as of December 31, 2012:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	292.2	292.2	—	—
Investments:*
Available-for-sale:
Seed money	113.4	113.4	—	—
CLOs	2.4	—	—	2.4
Other debt securities	6.3	—	—	6.3
Trading investments:
Investments related to deferred compensation plans	213.5	213.5	—	—
Other equity securities	0.3	0.3	—	—
UIT-related equity and debt securities:
Corporate stock	1.5	1.5	—	—
UITs	1.6	1.6	—	—
Municipal securities	1.8	—	1.8	—
Assets held for policyholders	1,153.6	1,153.6	—	—
Total assets at fair value	1,786.6	1,776.1	1.8	8.7
Liabilities:
Policyholder payables	(1,153.6)	(1,153.6)	—	—
UIT-related financial instruments sold, not yet purchased:
Corporate equities	(1.5)	(1.5)	—	—
Note payable	(3.4)	—	—	(3.4)
Total liabilities at fair value	(1,158.5)	(1,155.1)	—	(3.4)

____________

*
Foreign time deposits of $31.3 million are excluded from this table. Equity and other investments of $228.2 million and $10.4 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.

The following table presents, for each of the hierarchy levels described above, the carrying value of the company's assets and liabilities that are measured at fair value as of December 31, 2011:

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	257.7	257.7	—	—
Investments:*
Available-for-sale:
Seed money	63.5	63.5	—	—
Trading investments:
Investments related to deferred compensation plans	184.4	184.4	—	—
UIT-related equity and debt securities:
Corporate stock	1.1	1.1	—	—
UITs	0.9	0.9	—	—
Municipal securities	1.1	—	1.1	—
Assets held for policyholders	1,243.5	1,243.5	—	—
Total assets at fair value	1,752.2	1,751.1	1.1	—
Liabilities:
Policyholder payables	(1,243.5)	(1,243.5)	—	—
UIT-related financial instruments sold, not yet purchased:
Corporate equities	(1.0)	(1.0)	—	—
Note payable	(16.8)	—	—	(16.8)
Total liabilities at fair value	(1,261.3)	(1,244.5)	—	(16.8)

____________

*
Foreign time deposits of $32.2 million are excluded from this table. Equity and investments of $193.1 million and $8.2 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.

Reconciliation of Balance, Fair Value Measurement, Level 3
The following table shows a reconciliation of the beginning and ending fair value measurements for level 3 assets and liabilities during the year ending December 31, 2012 and December 31, 2011, which are valued using significant unobservable inputs:

	For the year ended December 31, 2012			For the year ended December 31, 2011
$ in millions	CLOs	Other Debt Securities	Note Payable	CLOs	Note Payable
Beginning balance	—	—	(16.8)	0.5	(18.9)
Purchases	—	1.7	—	—	—
Returns of capital	(0.2)	—	—	(0.5)	—
Settlements	—	—	8.5	—	2.9
Deconsolidation of consolidated investment products	2.5	—	—	—	—
Net unrealized gains and losses included in earnings*	—	—	3.7	—	—
Net unrealized gains and losses included in accumulated other comprehensive income/(loss)*	0.1	—	—	—	—
Foreign exchange gains/(losses)	—	—	1.2	—	(0.8)
Reclassification	—	4.6	—	—	—
Ending balance	2.4	6.3	(3.4)	—	(16.8)

____________

*
Included in other gains and losses, net in the Consolidated Statement of Income for the year ended December 31, 2012 are $3.7 million in net unrealized gains (year ended December 31, 2011: none) attributable to the note payable still held at December 31, 2012. Of the net unrealized gains and losses included in accumulated other comprehensive income (loss) for the year ended December 31, 2012, $0.1 million in gains (year ended December 31, 2011: none) is attributed to the change in unrealized gains and losses related to assets still held at December 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
The following table shows significant unobservable inputs used in the fair value measurement of level 3 assets and liabilities:

Assets and Liabilities *	Fair Value at December 31, 2012 ($ in millions)	Valuation Technique	Unobservable Inputs	Range	Weighted Average (by fair value)
CLOs	2.4	Discounted Cash Flow- Euro	Assumed Default Rate	1.8% - 5%	<1yr: 1.8% >1yr: 5.0%
			Spread over Euribor	n/a	3300 bps
		Discounted Cash Flow- USD	Assumed Default Rate	1.1% - 3%	<1yr: 1.1% >1yr: 3.0%
			Spread over Libor	n/a	1496 bps

*
Other debt securities of $6.3 million are not included in the table above as they are valued using a cost valuation technique. The note payable of $3.4 million is also not included in the table above as its value is linked to the underlying value of consolidated funds. Both items are more fully discussed in the "Available-for-sale investments" and "Note payable" disclosures above.

For CLO Notes, a change in the assumption used for spreads is generally accompanied by a directionally similar change in default rate. Significant increases in any of these inputs in isolation would result in a significant lower fair value measurements. A directionally-opposite impact would apply for significant decreases in these inputs.